Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common Stock Authorized	35,000,000	35,000,000
Common Stock Par Value (in Dollars per share)	$ 0	$ 0
Common Stock Outstanding	26,260,543	26,253,043
Treasury Shares	788,253	795,753